Income Taxes - Summary of Unrecognized Deductible Temporary Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Property, plant and equipment	$ 84,322	$ 36,782
Intangible assets	183	536
Share issue costs	23,835	11,112
Investments	3,300	0
Lease obligations	69,865	0
Financial obligations and other	4,100	1,054
Inventory and biological assets	0	34,781
Non-capital losses & SR&ED	219,165	171,205
Unrecognized deductible temporary differences	$ 404,770	$ 255,470